Other current assets	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

	2024	2023
	$	$

Restricted cash and restricted deposits	1,582	1,366
Prepaid expenses and deposits	14,097	14,149
Commission asset	14,806	12,160
Contract asset and other	12,301	9,330

Total other current assets	42,786	37,005